Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock_Based Compensation
Unrecognized compensation costs related to non-vested stock option awards	$ 3,321	$ 4,582	$ 94
Unrecognized compensation costs related to non-vested stock option awards, recognition period	3 years 6 months	9 years 2 months 16 days	1 year 2 months 8 days
Grants (in shares)	31,875
Weighted average fair value of options granted	$ 196
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected stock price volatility (as a percent)		100.00%	65.00%
Risk-free interest rate (as a percent)		1.43%	4.97%
Expected life	6 years 6 months	6 years 6 months	5 years
Vesting period of options	4 years
Contractual life of options	10 years
Shares authorized for grant	1,032,741
Minimum
Stock_Based Compensation
Expected stock price volatility (as a percent)	98.30%
Risk-free interest rate (as a percent)	1.38%
Vesting period of options		1 year
Maximum
Stock_Based Compensation
Expected stock price volatility (as a percent)	98.60%
Risk-free interest rate (as a percent)	1.43%
Vesting period of options		4 years